Related Party Transactions (Details) - CIK 0001853314 Gesher I Acquisition Corp												1 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 06, 2022 USD ($) $ / shares	May 10, 2022 USD ($) $ / shares	May 03, 2022 USD ($) $ / shares	Mar. 18, 2022 USD ($)	Mar. 15, 2022 USD ($) $ / shares	Mar. 15, 2022 USD ($) $ / shares	Oct. 20, 2021 shares	Sep. 30, 2021 USD ($)	Aug. 09, 2021	Feb. 23, 2021 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) $ / shares	Mar. 18, 2022 USD ($)	Oct. 20, 2021 shares	Sep. 20, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares	Sep. 30, 2021 USD ($)	Oct. 18, 2021 USD ($)	Mar. 01, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Sponsor amount											$ 25,000
Price per share (in Dollars per share) | $ / shares											$ 0.009
Sponsor founder shares (in Shares) | shares														375,000
Aggregate fair value amount																		$ 339,500	$ 339,500
Number of investors | item																		1	1
Original issuance price																		$ 339,065	$ 339,065
Founder shares subject to forfeiture (in Shares) | shares														375,000
Promissory note extension agreement description																			On August 9, 2021, the Company entered into a Promissory Note Extension Agreement with the Sponsor to extend the maturity date of the promissory note from July 31, 2021 to November 30, 2021.
Promissory note paid amount		$ 250,000																	$ 175,827
Loan convertible into warrants																		$ 1,500,000	$ 1,500,000
Business Combination entity at price per share (in Dollars per share) | $ / shares																		$ 1.00	$ 1.00
Promissory note amount		$ 250,000		$ 250,000		$ 450,000	$ 450,000					$ 250,000	$ 64,945						$ 53,609
Additional promissory note			$ 11,336		$ 64,945													$ 53,609
Working capital loans	$ 1,014,945								$ 175,827										1,264,945	$ 0
Services fee																		$ 10,000	10,000
Incurred fees services																$ 30,000	$ 85,000
Administrative service fees	$ 85,000								0										$ 115,000	$ 0
Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares) | shares											2,875,000
Price per share (in Dollars per share) | $ / shares											$ 0.0001
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Purchase of public units (in Shares) | shares								1,500,000						1,500,000
Founder shares subject to forfeiture (in Shares) | shares								375,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business Combination entity at price per share (in Dollars per share) | $ / shares			$ 1.00
Business combination entity price per warrant (in Dollars per share) | $ / shares		$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00					$ 1.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares) | shares											375,000
Sponsor founder shares (in Shares) | shares																		50,000
EarlyBirdCapital, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares) | shares											200,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount																						$ 150,000
Promissory note extension agreement description										On August 9, 2021, the Company entered into a Promissory Note Extension Agreement with the Sponsor to extend the maturity date of the promissory note from July 31, 2021 to November 30, 2021. The loans will be payable without interest on the earlier to occur of November 30, 2021, the consummation of the IPO, or the abandonment of the IPO.
Principal amount									$ 201,000						$ 201,000
Promissory note paid amount																					$ 182,127